Expenses from Continuing Operations	12 Months Ended
Jun. 30, 2024
Expenses from Continuing Operations [Abstract]
EXPENSES FROM CONTINUING OPERATIONS
5.	EXPENSES FROM CONTINUING OPERATIONS

	30 June 2024 $	30 June 2023 $
Consultants and professional services
Taxation advisors	(2,811)	(21,242)
Strategy advisors	(17,551)	-
Company secretarial advisors	-	(4,075)
Legal fees	(1,271,314)	(282,020)
Accounting fees	(59,059)	-
General	(32,910)	(3,400)
	(1,383,645)	(310,737)

	30 June 2024 $	30 June 2023 $
Directors’ fees
Directors’ fees	(136,901)	-
	(136,901)	-

	30 June 2024 $	30 June 2023 $
Finance expenses
Issue of 1,000,000 warrants to Empery (note 20)	(365,000)	-
Issue of 1,814,797 warrants to GEM (note 20)	(27,200,000)	-
GEM payable (note 15)	(1,145,000)	-
GEM payable – Interest (note 15)	(999,620)	-
Interest expense – leased assets	(7,891)	-
Bank fees	(60,827)	(7,776)
Other expenses	(50,528)	(7,095)
	(29,828,866)	(14,871)

	30 June 2024 $	30 June 2023 $
Merger Expenses
Merger expenses	(9,373,737)	(5,104,937)
	(9,373,737)	(5,104,937)

	30 June 2024 $	30 June 2023 $
Listing Expenses
IFRS 2 listing expenses (note 29)	(67,797,276)	-
Issue of 122,549 shares to GEM to settle financing costs (note 15)	(1,875,000)	-
Loss on extinguishment of liabilities (note 22)	(6,334,883)	-
	(76,007,159)	-